Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 3,717	$ 5,163	$ 4,615	$ 5,567
Restricted cash	782	978
Trade receivables	818	1,054
Financing receivables	18,867	21,472	22,294
Inventories, net	6,866	7,008
Property, plant and equipment, net	6,447	6,865
Investments in unconsolidated subsidiaries and affiliates	543	605
Equipment under operating leases	1,744	1,518
Goodwill	2,452	2,484
Other intangible assets, net	797	850
Deferred tax assets	1,811	1,747
Derivative assets	334	205
Other assets	1,748	1,964
TOTAL ASSETS	46,926	51,913
LIABILITIES AND EQUITY
Debt	26,123	29,594
Trade payables	5,407	5,982
Deferred tax liabilities	774	452
Pension, postretirement and other postemployment benefits	2,470	2,614
Derivative liabilities	87	235
Other liabilities	7,595	8,059
Total liabilities	42,456	46,936
Equity	4,451	4,961	5,266	4,955
Redeemable noncontrolling interest	19	16
TOTAL EQUITY AND LIABILITIES	46,926	51,913
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	2,793	4,122	3,750	4,010
Restricted cash	16	1
Trade receivables	793	1,025
Financing receivables	2,216	4,767
Inventories, net	6,669	6,845
Property, plant and equipment, net	6,445	6,862
Investments in unconsolidated subsidiaries and affiliates	2,893	3,063
Equipment under operating leases	11	20
Goodwill	2,300	2,324
Other intangible assets, net	780	828
Deferred tax assets	1,648	1,508
Derivative assets	328	198
Other assets	1,499	1,502
TOTAL ASSETS	28,391	33,065
LIABILITIES AND EQUITY
Debt	8,414	11,520
Trade payables	5,284	5,850
Deferred tax liabilities	534	202
Pension, postretirement and other postemployment benefits	2,440	2,594
Derivative liabilities	81	221
Other liabilities	7,168	7,701
Total liabilities	23,921	28,088
Equity	4,451	4,961
Redeemable noncontrolling interest	19	16
TOTAL EQUITY AND LIABILITIES	28,391	33,065
Financial services [Member]
ASSETS
Cash and cash equivalents	924	1,041	$ 865	$ 1,557
Restricted cash	766	977
Trade receivables	53	92
Financing receivables	19,495	22,717
Inventories, net	197	163
Property, plant and equipment, net	2	3
Investments in unconsolidated subsidiaries and affiliates	134	136
Equipment under operating leases	1,733	1,498
Goodwill	152	160
Other intangible assets, net	17	22
Deferred tax assets	163	239
Derivative assets	8	9
Other assets	452	781
TOTAL ASSETS	24,096	27,838
LIABILITIES AND EQUITY
Debt	20,553	24,086
Trade payables	149	197
Deferred tax liabilities	240	250
Pension, postretirement and other postemployment benefits	30	20
Derivative liabilities	8	16
Other liabilities	631	675
Total liabilities	21,611	25,244
Equity	2,485	2,594
TOTAL EQUITY AND LIABILITIES	$ 24,096	$ 27,838